Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.
PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Buildings(1)	865,447	865,447
Leasehold and buildings improvement	71,526	71,771
Electronic and office equipment	37,428	37,066
Total cost	974,401	974,284
Less: Accumulated depreciation	(187,731)	(216,069)
Property and equipment, net	786,670	758,215

(1)
In 2017, the Group purchased two buildings in Wuhan (Building A and B) and one building in Guangzhou (Building C) with a total consideration of RMB480,271. In 2018, the Group purchased one building in Wuhan (Building D) and the cost of Building D was RMB385,176. To purchase these buildings, the Group obtained mortgage loans with the total amount of RMB321,540 from PRC banks in 2018 and 2021 (Note 12).

Depreciation expenses were RMB45,371, RMB29,125 and RMB28,785 for the years ended December 31, 2022, 2023 and 2024, respectively.